Income Taxes (Details) - Schedule of Components of Deferred Tax Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets
Net operating loss carryforward in the U.S.	$ 706,247	$ 576,046
Net operating loss carryforward in the UAE	3,746,887	1,891,888
Net operating loss carryforward in PRC	19
Valuation allowance	(4,453,153)	(2,467,934)
Total net deferred tax assets